Capital structure and financial items - Financial income and expenses - Financial income (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Interest income	kr 1,269	kr 1,838	kr 1,069
Foreign exchange gain (net)	8,311	0	308
Financial gain from forward contracts (net)	0	4,358	1,344
Capital gain on investments	80	0	0
Capital gain on marketable securities	0	2	143
Result of associated companies	0	0	81
Total financial income	9,660	6,198	2,945
Marketable Securities
Disclosure of financial assets [line items]
Interest income	kr 57	kr 399	kr 370